Commitments and contingent liabilities, Tax (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Legal Proceedings and Contingent Liabilities
Tax contingency related to transfer pricing audits included in tax accrual	$ 287	$ 140	$ 212
Increase in tax contingency related to transfer pricing	147
Maximum amount of possible additional losses, transfer pricing	251	76	357
Other tax contingencies included in tax accrual	727	887	730
Decrease in other tax contingencies included in tax accrual	160
Maximum amount of possible additional losses, other tax contingencies	517	327	253
Accrued interest	$ 82	$ 90	$ 116